Exploration and Evaluation Assets (Schedule of Payment Requirements ) (Details)	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Total work commitment	$ 6,500,000
Total Lease payment	3,682,000
Total	10,182,000
2019 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total work commitment	1,300,000
Total Lease payment	1,077,000
Total	2,377,000
2020 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total work commitment	1,300,000
Total Lease payment	1,016,000
Total	2,316,000
2021 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total work commitment	1,300,000
Total Lease payment	823,000
Total	2,123,000
2022 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total work commitment	1,300,000
Total Lease payment	383,000
Total	1,683,000
2023 and onward [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total work commitment	1,300,000
Total Lease payment	383,000
Total	$ 1,683,000